Equity - Schedule of Consolidated Comprehensive Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Income	$ 443,360	$ 276,237	$ (826,155)
Debt instruments at fair value through other comprehensive income	41,668	(166,448)	(8,235)
Cash flow hedge	(25,774)	46,270	(5,682)
Changes in the fair value of equity investments at fair value through other comprehensive income	1,739	(484)	356
Net investment in foreign operations hedges	3,749	18,417	(21,795)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	(90,528)	(74,834)	(27,903)
Comprehensive income (loss) for the year	352,832	201,403	(854,058)
Total Attributable to Equity Holders of the Bank [Member]
Disclosure of subsidiaries [line items]
Income	443,288	273,410	(808,784)
Debt instruments at fair value through other comprehensive income	41,575	(163,038)	(4,330)
Hedge of net investment in foreign operations	(42,070)	(28,239)	80,722
Cash flow hedge	(25,753)	49,321	(7,799)
Exchange differences	(78,901)	51,032	(64,169)
Changes in the fair value of equity investments at fair value through other comprehensive income	1,739	(420)	310
Defined benefits obligations	2,294	2,969	(1,632)
Subtotals	(101,116)	(88,375)	3,102
Debt instruments at fair value through other comprehensive income	(7,761)	(9,455)	(55)
Hedge of net investment in foreign operations	3,730	17,331	(21,795)
Cash flow hedge	15,876	(18,804)	(1,602)
Defined benefits obligations	(1,055)	(238)	434
Subtotals	10,790	7,744	(23,018)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	(90,326)	(80,631)	(19,916)
Comprehensive income (loss) for the year	352,962	192,779	(828,700)
Non controlling Interest [Member]
Disclosure of subsidiaries [line items]
Income	72	2,827	(17,371)
Debt instruments at fair value through other comprehensive income	93	(3,474)	(3,905)
Hedge of net investment in foreign operations	(32)	1,817
Cash flow hedge	(21)	(3,051)	2,117
Exchange differences	(238)	8,189	(7,602)
Changes in the fair value of equity investments at fair value through other comprehensive income		(64)	46
Defined benefits obligations	15	440	1,629
Subtotals	(183)	3,921	(7,715)
Debt instruments at fair value through other comprehensive income	(38)	(1,114)	1,613
Hedge of net investment in foreign operations	19	1,086
Cash flow hedge	6	(288)	(1,432)
Defined benefits obligations	(6)	(36)	(453)
Subtotals	(19)	1,876	(272)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	(202)	5,797	(7,987)
Comprehensive income (loss) for the year	(130)	8,624	(25,358)
Consolidated Statement Of Comprehensive Income [member]
Disclosure of subsidiaries [line items]
Income	443,360	276,237	(826,155)
Debt instruments at fair value through other comprehensive income	41,668	(166,448)	(8,235)
Hedge of net investment in foreign operations	(42,102)	(26,422)	80,722
Cash flow hedge	(25,774)	46,270	(5,682)
Exchange differences	(79,139)	59,221	(71,771)
Changes in the fair value of equity investments at fair value through other comprehensive income	1,739	(484)	356
Defined benefits obligations	2,309	3,409	(3)
Subtotals	(101,299)	(84,454)	(4,613)
Debt instruments at fair value through other comprehensive income	(7,799)	(10,569)	1,558
Hedge of net investment in foreign operations	3,749	18,417	(21,795)
Cash flow hedge	15,882	(19,092)	(3,034)
Defined benefits obligations	(1,061)	(274)	(19)
Subtotals	10,771	9,620	(23,290)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	(90,528)	(74,834)	(27,903)
Comprehensive income (loss) for the year	$ 352,832	$ 201,403	$ (854,058)